Segmented information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment branch	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment	3	6
Segment Reporting Information [Line Items]
Assets	$ 10,773,178	$ 10,779,237
Net interest income	342,989	289,744	$ 258,480
Provision for credit recoveries (losses)	6,991	5,837	(4,399)
Non-interest income	168,686	157,825	147,473
Revenue before gains and losses	518,666	453,406	401,554
Gains and losses	(855)	1,269	1,014
Total net revenue	517,811	454,675	402,568
Total expenses	322,627	301,423	286,626
Net income	195,184	153,252	115,942
Customer
Segment Reporting Information [Line Items]
Net interest income	342,989	289,744	258,480
Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Operating Segments
Segment Reporting Information [Line Items]
Assets	11,089,397	10,895,882
Provision for credit recoveries (losses)	6,991	5,837	(4,399)
Non-interest income	177,114	163,289	150,478
Revenue before gains and losses	527,094	458,870	404,559
Gains and losses	(855)	1,269	1,014
Total net revenue	526,239	460,139	405,573
Total expenses	331,055	306,887	289,631
Net income	195,184	153,252	115,942
Operating Segments | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	342,989	289,744	258,480
Operating Segments | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	0	0
Operating Segments | Bermuda
Segment Reporting Information [Line Items]
Number of branch locations | branch	4
Assets	$ 5,387,347	6,053,546
Provision for credit recoveries (losses)	6,823	4,618	(7,263)
Non-interest income	87,352	81,416	71,765
Revenue before gains and losses	299,459	265,958	226,610
Gains and losses	(20)	2,785	1,412
Total net revenue	299,439	268,743	228,022
Total expenses	202,318	192,293	164,581
Net income	97,121	76,450	63,441
Operating Segments | Bermuda | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	202,901	178,600	160,466
Operating Segments | Bermuda | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 2,383	1,324	1,642
Operating Segments | Cayman
Segment Reporting Information [Line Items]
Number of branch locations | branch	3
Assets	$ 3,705,468	3,242,343
Provision for credit recoveries (losses)	1,297	1,033	2,135
Non-interest income	47,781	46,004	41,364
Revenue before gains and losses	152,287	133,114	123,531
Gains and losses	349	(28)	(532)
Total net revenue	152,636	133,086	122,999
Total expenses	60,666	59,400	60,613
Net income	91,970	73,686	62,386
Operating Segments | Cayman | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	102,793	86,074	79,644
Operating Segments | Cayman | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	416	3	388
Operating Segments | Channel Islands and the UK
Segment Reporting Information [Line Items]
Assets	1,966,547	1,586,134
Provision for credit recoveries (losses)	(1,129)	186	729
Non-interest income	26,824	24,445	28,155
Revenue before gains and losses	60,172	48,242	45,107
Gains and losses	(1,185)	(1,488)	134
Total net revenue	58,987	46,754	45,241
Total expenses	50,353	43,758	55,387
Net income	8,634	2,996	(10,146)
Operating Segments | Channel Islands and the UK | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	37,276	24,978	18,283
Operating Segments | Channel Islands and the UK | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	(2,799)	(1,367)	(2,060)
Operating Segments | Other
Segment Reporting Information [Line Items]
Assets	30,035	13,859
Provision for credit recoveries (losses)	0	0	0
Non-interest income	15,157	11,424	9,194
Revenue before gains and losses	15,176	11,556	9,311
Gains and losses	1	0	0
Total net revenue	15,177	11,556	9,311
Total expenses	17,718	11,436	9,050
Net income	(2,541)	120	261
Operating Segments | Other | Customer | Customer
Segment Reporting Information [Line Items]
Net interest income	19	92	87
Operating Segments | Other | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	0	40	30
Inter-segment eliminations
Segment Reporting Information [Line Items]
Assets	(316,219)	(116,645)
Provision for credit recoveries (losses)	0	0	0
Non-interest income	(8,428)	(5,464)	(3,005)
Revenue before gains and losses	(8,428)	(5,464)	(3,005)
Gains and losses	0	0	0
Total net revenue	(8,428)	(5,464)	(3,005)
Total expenses	(8,428)	(5,464)	(3,005)
Net income	0	0	0
Inter-segment eliminations | Customer
Segment Reporting Information [Line Items]
Net interest income	0	0	0
Inter-segment eliminations | Customer | Inter- segment
Segment Reporting Information [Line Items]
Net interest income	$ 0	$ 0	$ 0